Investments in Equity Investees (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Shanghai Institute of Visual Art of Fudan University ("SIVA") USD ($)	Dec. 31, 2014 Shanghai Institute of Visual Art of Fudan University ("SIVA") CNY	Dec. 31, 2013 Shanghai Institute of Visual Art of Fudan University ("SIVA") CNY	Dec. 31, 2014 G10 Entertainment Corporation ("G10") USD ($)	Dec. 31, 2014 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2013 G10 Entertainment Corporation ("G10") CNY	Apr. 30, 2008 G10 Entertainment Corporation ("G10") USD ($)	Apr. 30, 2008 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2014 "CrowdStar Inc. ("Crowdstar")" USD ($)	Dec. 31, 2014 "CrowdStar Inc. ("Crowdstar")" CNY	Dec. 31, 2013 "CrowdStar Inc. ("Crowdstar")" CNY	Dec. 31, 2014 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Dec. 31, 2014 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Dec. 31, 2013 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Apr. 30, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Apr. 30, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Dec. 31, 2014 Fire Rain USD ($)	Dec. 31, 2014 Fire Rain CNY	Dec. 31, 2013 Fire Rain CNY	Dec. 31, 2014 Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") USD ($)	Dec. 31, 2014 Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") CNY	Dec. 31, 2013 Guangzhou Man Cheng Information Technology Co., Ltd. ("Man Cheng") CNY	Dec. 31, 2014 Tandem Fund II, L.P. ("Tandem Fund") USD ($)	Dec. 31, 2014 Tandem Fund II, L.P. ("Tandem Fund") CNY	Dec. 31, 2013 Tandem Fund II, L.P. ("Tandem Fund") CNY	Dec. 31, 2014 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") USD ($)	Dec. 31, 2014 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") CNY	Dec. 31, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") CNY	Feb. 28, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9")	Dec. 31, 2014 System Link Limited ("System Link") USD ($)	Dec. 31, 2014 System Link Limited ("System Link") CNY	Jul. 31, 2014 System Link Limited ("System Link")	Jul. 14, 2014 System Link Limited ("System Link")	Dec. 31, 2013 System Link Limited ("System Link") CNY
Schedule of Investments [Line Items]
Equity method investments	$ 725,268	4,500,000	0												$ 0	0	0	$ 1,100,000	6,800,000	$ 0	0	0	$ 0	0	0				$ 10,802	67,020	3,779,550		$ 0	0			0
Cost method investments				1,611,707	10,000,000	10,000,000	4,012,010	24,892,921	24,892,921	38,300,000	276,000,000	262,241	1,627,099	1,627,099												424,989	2,636,885	10,548,571
Investments in equity investees	$ 6,321,749	39,223,925	50,848,141
Investments under equity method, Percentage															0.00%	0.00%		45.00%	45.00%	62.50%	62.50%		10.00%	10.00%					30.20%	30.20%		51.50%	50.00%	50.00%	50.00%	50.00%
Investments under cost method, Percentage				1.10%	1.10%		13.70%	13.70%				0.50%	0.50%													3.10%	3.10%